                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06208

Morgan Stanley Multi-State Municipal Series Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
       (Address of principal executive offices)                   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: November 30, 2004

Date of reporting period: May 31, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Multi-State Municipal Series Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the six-month period ended May 31, 2004

Total Return for the Six-Month Period Ended May 31, 2004

Multi-State Municipal Series: Arizona	Lehman Brothers Municipal Bond Index[1]	Lipper Arizona Municipal Debt Funds Index[2]
–1.83%	–0.22%	–0.32%

Multi-State Municipal Series: Florida	Lehman Brothers Municipal Bond Index	Lipper Florida Municipal Debt Funds Index[3]
–1.17%	–0.22%	–0.21%

Multi-State Municipal Series: New Jersey	Lehman Brothers Municipal Bond Index	Lipper New Jersey Municipal Debt Funds Index[4]
–0.66%	–0.22%	–0.66%

Multi-State Municipal Series: Pennsylvania	Lehman Brothers Municipal Bond Index	Lipper Pennsylvania Municipal Debt Funds Index[5]
–0.30%	–0.22%	–0.73%

The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

Market Conditions

The U.S. economy continued to show improvement during the six-month period ended May 31, 2004. On the positive side, retail sales fueled year-over-year gross domestic product growth of 5 percent through the March 2004 calendar quarter. Historically, higher output has led to higher interest rates; however, yields remained relatively low during the review period. A combination of low inflation and weak employment growth caused the Federal Open Market Committee (the "Fed") to maintain its accommodative monetary policy.

Through the first three months of the period under review, fears of a so-called jobless recovery supported a positive outlook for fixed-income investments. Then, surprising job growth in March and escalating oil prices led investors to anticipate that interest rates would rise sooner rather than later. While the Fed did not change its short-term lending rate at its April meeting, it did signal a prospective shift in policy. As a result, bond yields spiked in April and May.

The supply of new municipal bonds in calendar 2003 reached record levels as many municipalities took advantage of historically low interest rates to reduce expenditures by refinancing existing debt at lower yields. Some municipalities attempted to meet budget needs by issuing additional debt. Issuance slowed from this record pace in the first months of 2004.

Low interest rates in 2003 and early 2004 slowed demand for municipal bonds. Retail investors and mutual funds saw little advantage to selling bonds purchased at higher yields, only to reinvest the proceeds at historically low yields. However, insurance companies and hedge funds purchased municipal bonds based on their attractiveness relative to taxable securities. Additionally, investors stretched for yield by buying lower-rated bonds, and credit spreads tightened.

Performance Analysis

The Multi-State Municipal Series consists of four state portfolios: Arizona, Florida, New Jersey and Pennsylvania. Information on each of the State Series is summarized below.

Arizona

Morgan Stanley Multi-State Municipal Series Trust – Arizona Series underperformed its benchmark, the Lehman Brothers Municipal Bond Index, as well as the Lipper Arizona Municipal Debt Funds Index for the six months ended May 31, 2004. The primary driver of the Fund's underperformance was its higher interest-rate sensitivity, which caused it to lag the market and its peers when interest rates rose. Plans to liquidate the Fund were announced in April. At that time, the Fund officially assumed a "defensive" position, with short-term investments (including out of state money market holdings) comprising in excess of 20 percent of the portfolio.

Florida

Morgan Stanley Multi-State Municipal Series Trust – Florida Series underperformed its benchmark, the Lehman Brothers Municipal Bond Index, as well as the Lipper Florida Municipal Debt Funds Index for the six months ended May 31, 2004. The primary driver of the Fund's underperformance was its higher interest-rate sensitivity, which caused it to lag the market and its peers when interest rates rose. Plans to liquidate the Fund were announced in April. At that time, the Fund officially assumed a "defensive" position, with short-term investments (including out of state money market holdings) comprising in excess of 20 percent of the portfolio.

New Jersey

Morgan Stanley Multi-State Municipal Series Trust – New Jersey Series underperformed its primary benchmark, the Lehman Brothers Municipal Bond Index, and matched the return of the Lipper New Jersey Municipal Debt Funds Index for the six months ended May 31, 2004. The Fund entered the period with a defensive interest-rate posture, which caused it to lag during the first calendar quarter of 2004. Plans to liquidate the Fund were announced in April. At that time, the Fund officially assumed a "defensive" position, with short-term investments (including out of state money market holdings) comprising in excess of 20 percent of the portfolio.

Pennsylvania

Morgan Stanley Multi-State Municipal Series Trust – Pennsylvania Series underperformed its primary benchmark, the Lehman Brothers Municipal Bond Index, and outperformed the return of the Lipper Pennsylvania Municipal Debt Funds Index for the six months ended May 31, 2004. The Fund entered the period with a defensive interest-rate posture, which caused it to lag during the first calendar quarter of 2004. Plans to liquidate the Fund were announced in April. At that time, the Fund officially assumed a "defensive" position, with short-term investments (including out of state money market holdings) comprising in excess of 20 percent of the portfolio.

Arizona

TOP SECTORS
Education	14.6%
Public Facilities	14.1
Hospital	7.4
Transportation	7.3
Electric	7.2

Florida

TOP SECTORS
Public Facilities	22.0%
Hospital	14.5
Electric	9.5
Transportation	5.0
Water & Sewer	4.8

Data as of May 31, 2004. Subject to change daily. All percentages for Top Sectors are as a percentage of net assets. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy for Arizona Series

The Arizona Series will invest at least 80% of its assets in securities that pay interest normally exempt from federal and Arizona state income taxes. This policy is fundamental and may not be changed without shareholder approval. The Arizona Series' "Investment Manager," Morgan Stanley Investment Advisors Inc., generally invests in investment grade, Arizona municipal obligations and obligations of U.S. governmental territories such as Puerto Rico. The municipal obligations may only be rated investment grade by Moody's Investors Service or Standard & Poor's Corporation or Fitch Investors Services, LP or, if unrated, judged to be of comparable quality by the Investment Manager at the time of purchase. There are no maturity limitations on the Arizona Series' portfolio securities.

Investment Strategy for Florida Series

The Florida Series will invest at least 80% of its assets in securities that pay interest normally exempt from federal and the Florida state intangibles tax. (Florida presently does not impose an income tax on individuals.) This policy is fundamental and may not be changed without shareholder approval. The Florida Series' "Investment Manager," Morgan Stanley Investment Advisors Inc., generally invests in investment grade, Florida municipal obligations and obligations of U.S. governmental territories such as Puerto Rico. The municipal obligations may only be rated investment grade by Moody's Investors Service or Standard & Poor's Corporation or Fitch Investors Services, LP or, if unrated, judged to be of comparable quality by the Investment Manager at the time of purchase. There are no maturity limitations on the Florida Series' portfolio securities.

New Jersey

TOP SECTORS
Hospital	19.2%
Transportation	13.3
Education	7.7
Housing	6.9
Public Facilities	5.4

Pennsylvania

TOP SECTORS
Education	18.5%
Hospital	16.5
Water & Sewer	14.6
Recreational Facilities	9.0
IDR/PCR*	4.8

* Industrial Development/Pollution Control Revenue.
Data as of May 31, 2004. Subject to change daily. All percentages for Top Sectors are as a percentage of net assets. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy for New Jersey
Series

The New Jersey Series will invest at least 80% of its assets in securities that pay interest normally exempt from federal and New Jersey state income taxes. This policy is fundamental and may not be changed without shareholder approval. The New Jersey Series' "Investment Manager," Morgan Stanley Investment Advisors Inc., generally invests in investment grade, New Jersey municipal obligations and obligations of U.S. governmental territories such as Puerto Rico. The municipal obligations may only be rated investment grade by Moody's Investors Service or Standard & Poor's Corporation or Fitch Investors Services, LP or, if unrated, judged to be of comparable quality by the Investment Manager at the time of purchase. There are no maturity limitations on the New Jersey Series' portfolio securities.

Investment Strategy for Pennsylvania
Series

The Pennsylvania Series will invest at least 80% of its assets in securities that pay interest normally exempt from federal and Pennsylvania state income taxes. This policy is fundamental and may not be changed without shareholder approval. The Pennsylvania Series' "Investment Manager," Morgan Stanley Investment Advisors Inc., generally invests in investment grade, Pennsylvania municipal obligations and obligations of U.S. governmental territories such as Puerto Rico. The municipal obligations may only be rated investment grade by Moody's Investors Service or Standard & Poor's Corporation or Fitch Investors Services, LP or, if unrated, judged to be of comparable quality by the Investment Manager at the time of purchase. There are no maturity limitations on the Pennsylvania Series' portfolio securities.

Performance Summary

Average Annual Total Returns — Period Ended May 31, 2004

	Arizona (since 04/30/91)		Florida (since 01/15/91)		New Jersey (since 01/15/91)		Pennsylvania (since 01/15/91)
Symbol	DWAZX		DWFLX		DWNJX		DWPAX
1 Year	(1.42)%	[6]	(1.41)%	[6]	(0.70)%	[6]	0.76%	[6]
	(5.36)	[7]	(5.35)	[7]	(4.67)	[7]	(3.27)	[7]
5 Years	4.38	[6]	4.54	[6]	4.37	[6]	4.85	[6]
	3.53	[7]	3.69	[7]	3.53	[7]	4.00	[7]
10 Years	5.25	[6]	5.48	[6]	5.52	[6]	5.67	[6]
	4.82	[7]	5.05	[7]	5.09	[7]	5.24	[7]
Since Inception	5.91	[6]	6.26	[6]	6.29	[6]	6.38	[6]
	5.58	[7]	5.93	[7]	5.97	[7]	6.06	[7]

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For more up-to-date information, including month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(1)	The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively, and with maturities of 2 years or greater. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Arizona Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Arizona Municipal Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index.
(3)	The Lipper Florida Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Florida Municipal Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index.
(4)	The Lipper New Jersey Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper New Jersey Municipal Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index.
(5)	The Lipper Pennsylvania Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Pennsylvania Municipal Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index.
(6)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(7)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Morgan Stanley Multi-State Municipal Series Trust

Portfolio Summary (1) May 31, 2004 (unaudited)

	ARIZONA SERIES		FLORIDA SERIES		NEW JERSEY SERIES		PENNSYLVANIA SERIES
Credit Ratings(2):
Aaa or AAA	76%		78%		68%		49%
Aa or AA	12		15		8		7
A or A	—		—		20		13
Baa or BBB	12		7		4		31
Long-Term Portfolio Distribution by Call Date
2004	—		13%		21%		11%
2005	—		—		12		7
2006	11%		7		8		7
2007	—		—		—		6
2008	—		—		8		—
2009	12		7		—		—
2010	15		—		30		21
2011	12		57		—		21
2012	37		8		8		14
2013	13		—		9		13
2014+	—		8		4		—
Average Weighted:
Maturity	14	Years	13	Years	17	Years	17	Years
Call Protection	7	Years	6	Years	4	Years	5	Years
Duration(3)	4.9	Years	4.4	Years	4.7	Years	5.3	Years
Per Share Net Asset Value:
November 30, 2003	$10.65		$10.71		$10.83		$10.97
May 31, 2004	$10.21		$10.32		$10.50		$10.66
Distributions(4)	$0.25		$0.27		$0.27		$0.29
Total Return(5):
6 months ended 05/31/04	(1.83)%		(1.17)%		(0.66)%		(0.30)%
12 months ended 05/31/04	(1.42)		(1.41)		(0.70)		0.76

(1)	Portfolio characteristics, except duration, based on long-term portfolio.
(2)	Represents Moody's or Standard & Poor's ratings of the credit quality of the long-term bonds owned by each Series.
(3)	Duration includes long and short-term securities, cash, and hedge positions, if any.
(4)	Includes all income dividends and capital gains distributions, if any, paid by each Series for the six months ended May 31, 2004.
(5)	Total return figures represent the change in each Series' total value for the period measured, taking into account the change in NAV plus compounded, reinvested dividends and distributions and do not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

Morgan Stanley Multi-State Municipal Series Trust — Arizona Series

Portfolio of Investments May 31, 2004 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Arizona Tax-Exempt Municipal Bonds (58.8%)
	Educational Facilities Revenue (14.6%)
	Arizona Board of Regents,
$1,000	Arizona State University Ser 2002 COPs (MBIA)	5.375%		07/01/19	$1,064,820
1,000	University of Arizona Ser 2001 A COPs (Ambac)	5.50		06/01/18	1,076,960
2,000					2,141,780
	Electric Revenue (7.2%)
1,000	Salt River Project Agricultural Improvement & Power District,
	Refg 2002 Ser A	5.25		01/01/19	1,052,550
	Hospital Revenue (7.4%)
1,000	Pima County Industrial Development Authority, Carondelet Health Care Ser 1993 (MBIA)	5.25		07/01/13	1,090,080
	Industrial Development/Pollution Control Revenue (6.7%)
1,000	Greenlee County Industrial Development Authority, Phelps Dodge Corp Refg 1994	5.45		06/01/09	988,850
	Mortgage Revenue – Single Family (1.5%)
215	Maricopa County Industrial Development Authority, Ser 2000-1C (AMT)	6.25		12/01/30	217,847
	Public Facilities Revenue (14.1%)
1,000	Phoenix Civic Improvement Corporation, Phoenix Municipal Courthouse Sr Lien Excise Tax Ser 1999 A	5.25		07/01/24	1,018,460
1,000	Phoenix Industrial Development Authority, Capital Mall LLC Ser 2000 (Ambac)	5.375		09/15/22	1,046,890
2,000					2,065,350
	Transportation Facilities Revenue (7.3%)
1,000	Phoenix Civic Improvement Corporation, Sr Lien Airport Ser 2002 B (AMT) (FGIC)	5.75		07/01/19	1,074,680
8,215	Total Arizona Tax-Exempt Municipal Bonds (Cost $8,297,645)				8,631,137
	Short-Term Tax-Exempt Municipal Obligations† (39.1%)
700	California Housing Finance Agency, Multifamily Ser 2000 B (Demand 06/01/04)	1.00	*	02/01/31	700,000
400	California Pollution Control Financing Authority, Exxon Corp Ser 1989 (Demand 06/01/04)	0.97	*	12/01/12	400,000
700	California Statewide Communities Development Authority, John Muir/Mt Diablo Health System Ser 1997 COPs (Ambac) (Demand 06/01/04)	0.99	*	08/15/27	700,000
500	Irvine Ranch Water District, California, Conservation Ser 1989 (Demand 06/01/04)	0.99	*	06/01/15	500,000

See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust — Arizona Series

Portfolio of Investments May 31, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$700	Metropolitan Water District of Southern California, Water 2000 Ser B-3 (Demand 06/01/04)	1.09*	%	07/01/35	$700,000
700	Newport Beach, California, Hoag Memorial Hospital Presbyterian 1992 Ser (Demand 06/01/04)	1.00	*	10/01/22	700,000
700	Rancho Mirage, California, Eisenhower Medical Center 2001 Ser A (Demand 06/01/04)	0.99	*	01/01/26	700,000
650	Clark County School District, Nevada, Ser 2001 B (FSA) (Demand 06/01/04)	0.98	*	06/15/21	650,000
700	Reno, Nevada, St Mary's Regional Medical Center Ser 1998 B (MBIA) (Demand 06/01/04)	1.06	*	05/15/23	700,000
5,750	Total Short-Term Tax-Exempt Municipal Obligations (Cost $5,750,000)				5,750,000
$13,965	Total Investments (Cost $14,047,645) (a)			97.9%	14,381,137
	Other Assets in Excess of Liabilities			2.1	308,815
	Net Assets			100.0%	$14,689,952

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
†	Non-Arizona exempt short-term obligations represent 39.1% of net assets. They are held to meet cash flow needs pending liquidation of the Series.
*	Current coupon of variable rate demand obligation.
(a)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $344,653 and the aggregate gross unrealized depreciation is $11,161, resulting in net unrealized appreciation of $333,492.
Bond Insurance:
Ambac	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.

See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust — Florida Series

Portfolio of Investments May 31, 2004 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Florida Tax-Exempt Municipal Bonds (65.2%)
	Educational Facilities Revenue (4.7%)
$1,000	Volusia County Educational Facilities Authority, Embry-Riddle Aeronautical University Ser 1996 A	6.125%		10/15/16	$1,034,370
	Electric Revenue (9.5%)
1,000	Jacksonville Electric Authority, St. Johns Power Park Issue 2 Ser 17	5.00		10/01/18	1,023,680
1,000	Orlando Utilities Commission, Water & Electric Refg Ser 2001 A	5.25		10/01/19	1,050,560
2,000					2,074,240
	Hospital Revenue (14.5%)
1,000	Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics Ser 1996 A (MBIA)	6.25		12/01/11	1,157,110
885	Polk County Industrial Development Authority, Winter Haven Hospital 1985 Ser 2 (MBIA)	6.25		09/01/15	901,080
1,000	Tampa, Catholic Health East Ser 1998 A-1 (MBIA)	5.50		11/15/14	1,113,270
2,885					3,171,460
	Public Facilities Revenue (22.0%)
1,000	Hillsborough County School District, Sales Tax Refg Ser 2002 (Ambac)	5.375		10/01/20	1,062,350
1,500	Jacksonville, Sales Tax Ser 2001 (Ambac)	5.50		10/01/17	1,623,000
1,000	Lake County School Board, Ser 2002 COPs (Ambac)	5.375		07/01/18	1,063,280
1,000	Tampa, Sales Tax Ser A 2001 (Ambac)	5.375		10/01/21	1,057,740
4,500					4,806,370
	Recreational Facilities Revenue (4.7%)
1,000	Miami Sports & Exhibition Authority, Refg Ser 1992 A (FGIC)	6.15		10/01/20	1,013,400
	Transportation Facilities Revenue (5.0%)
1,000	Greater Orlando Aviation Authority, Ser 1997 (AMT) (FGIC)	5.75		10/01/11	1,099,640
	Water & Sewer Revenue (4.8%)
1,000	Florida Governmental Utility Authority, Golden Gate Ser 1999 (Ambac)	5.25		07/01/18	1,054,980
13,385	Total Florida Tax-Exempt Municipal Bonds (Cost $13,722,596)				14,254,460
	Short-Term Tax-Exempt Municipal Obligations† (29.5%)
1,000	Metropolitan Water District of Southern California, Water 2000 Ser B-3 (Demand 06/01/04)	1.09	*	07/01/35	1,000,000
900	Newport Beach, California, Hoag Memorial Hospital Presbyterian 1992 Ser (Demand 06/01/04)	1.00	*	10/01/22	900,000
600	Collier County Health Facilities Authority, Florida, Cleveland Clinic Health System Ser 2003 C-1 (Demand 06/01/04)	1.08	*	01/01/35	600,000

See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust — Florida Series

Portfolio of Investments May 31, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$900	Orange County School Board, Florida, 2000 Ser B COPs (Ambac) (Demand 06/01/04)	1.08*	%	08/01/25	$900,000
1,050	Sarasota County Public Hospital Board, Florida, Sarasota Memorial Hospital 2003 Ser A (Ambac) (Demand 06/01/04)	1.10	*	07/01/37	1,050,000
1,100	University Athletic Association Inc, Florida, University of Florida Ser 1990 (Demand 06/01/04)	1.10	*	02/01/20	1,100,000
900	Clark County School District, Nevada, Ser 2001 B (FSA) (Demand 06/01/04)	0.98	*	06/15/21	900,000
6,450	Total Short-Term Tax-Exempt Municipal Obligations (Cost $6,450,000)				6,450,000
$19,835	Total Investments (Cost $20,172,596) (a)			94.7%	20,704,460
	Other Assets in Excess of Liabilities			5.3	1,152,201
	Net Assets			100.0%	$21,856,661

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
†	Non-Florida exempt short-term obligations represent 12.8% of net assets. They are held to meet cash flow needs pending liquidation of the Series.
*	Current coupon of variable rate demand obligation.
(a)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross and net unrealized appreciation is $531,864.
Bond Insurance:
Ambac	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.

See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust — New Jersey

Portfolio of Investments May 31, 2004 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	New Jersey Tax-Exempt Municipal Bonds (66.3%)
	Educational Facilities Revenue (7.7%)
$500	Middlesex County Improvement Authority, George Street Student Housing 2004 Ser A	5.00%		08/15/35	$472,460
1,000	University of Medicine & Dentistry, 1997 Ser A (MBIA)	5.00		09/01/17	1,039,620
1,500					1,512,080
	Hospital Revenue (19.2%)
	New Jersey Health Care Facilities Financing Authority,
1,000	AHS Hospital Corp Ser 1997 A (Ambac)	6.00		07/01/13	1,147,450
2,500	Robert Wood Johnson University Hospital Ser 2000	5.75		07/01/25	2,599,275
3,500					3,746,725
	Industrial Development/Pollution Control Revenue (5.1%)
1,000	Salem County Pollution Control Financing Authority, E I du Pont de Nemours & Co 1992 Ser A (AMT)	6.125		07/15/22	1,001,980
	Mortgage Revenue – Single Family (6.9%)
1,310	New Jersey Housing & Mortgage Finance Agency, Home Buyer Ser 2000 CC (AMT) (MBIA)	5.875		10/01/31	1,343,706
	Nursing & Health Related Facilities Revenue (4.0%)
790	New Jersey Health Care Facilities Financing Authority, Spectrum for Living – FHA Insured Mortgage Refg Ser B	6.50		02/01/22	792,702
	Public Facilities Revenue (5.4%)
1,000	Essex County Improvement Authority, Ser 2002 (MBIA)	5.25		10/01/19	1,049,850
	Resource Recovery Revenue (4.7%)
900	Warren County Pollution Control Financing Authority, Warren Energy Resource Co Ltd Partnership Ser 1984 (MBIA)	6.60		12/01/07	922,041
	Transportation Facilities Revenue (13.3%)
1,000	Delaware River Port Authority, Ser 1995 (FGIC)#	5.50		01/01/26	1,037,580
1,500	Port Authority of New York & New Jersey, Cons 99th Ser (AMT) (FGIC)##	5.75		05/01/15	1,554,810
2,500					2,592,390
12,500	Total New Jersey Tax-Exempt Municipal Bonds (Cost $12,399,838)				12,961,474
	Short-Term Tax-Exempt Municipal Obligations† (26.9%)
100	Indiana Health Facility Financing Authority, Clarian Health Obligated Group Ser 2000 B (Demand 06/01/04)	1.06	*	03/01/30	100,000
900	New Jersey Economic Development Authority, Exxon Corp Ser 1989 (Demand 06/01/04)	1.01	*	04/01/22	900,000

See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust — New Jersey

Portfolio of Investments May 31, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$970	New Jersey Educational Facilities Authority, Princeton University 2003 Ser F (Demand 06/01/04)	0.97*	%	07/01/23	$970,000
700	Rutgers University, New Jersey, 2002 Ser A (Demand 06/01/04)	1.04	*	05/01/18	700,000
300	Union County Industrial Pollution Control Finance Authority, New Jersey, Exxon Corp Ser 1994 (Demand 06/01/04)	1.02	*	07/01/33	300,000
900	Port Authority of New York & New Jersey, Versatile Structure Ser 2 (Demand 06/01/04)##	1.09	*	05/01/19	900,000
795	Lehigh County General Purpose Authority, Pennsylvania, Lehigh Valley Hospital Ser 1997 A (Ambac) (Demand 06/01/04)	1.02	*	07/01/28	795,000
600	South Fork Municipal Authority, Pennsylvania, Conemaugh Health System 1998 Ser A (MBIA) (Demand 06/01/04)	1.02	*	07/01/28	600,000
5,265	Total Short-Term Tax-Exempt Municipal Obligations (Cost $5,265,000)				5,265,000
$17,765	Total Investments (Cost $17,664,838) (a)			93.2%	18,226,474
	Other Assets in Excess of Liabilities			6.8	1,328,650
	Net Assets			100.0%	$19,555,124

AMT	Alternative Minimum Tax.
#	Joint exemption in New Jersey and Pennsylvania.
##	Joint exemption in New York and New Jersey.
†	Non-New Jersey exempt short-term obligations represent 7.1% of net assets. They are held to meet cash flow needs pending liquidation of the Series.
*	Current coupon of variable rate demand obligation.
(a)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $571,559 and the aggregate gross unrealized depreciation is $9,923, resulting in net unrealized appreciation of $561,636.
Bond Insurance:
Ambac	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
MBIA	Municipal Bond Investors Assurance Corporation.

See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust — Pennsylvania Series

Portfolio of Investments May 31, 2004 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Pennsylvania Tax-Exempt Municipal Bonds (68.0%)
	Educational Facilities Revenue (18.5%)
$1,000	Allegheny County Higher Education Building Authority, Carnegie Mellon University Ser 2002	5.25%	03/01/32	$1,008,730
1,000	Delaware County Authority, Villanova University Ser 1995 (Ambac)	5.80	08/01/25	1,053,200
	Pennsylvania Higher Educational Facilities Authority,
1,000	Drexel University Ser 2003	5.50	05/01/18	1,051,890
1,000	Thomas Jefferson University Ser 2002	5.375	01/01/25	1,017,840
4,000				4,131,660
	Hospital Revenue (16.5%)
	Lehigh County General Purpose Authority,
1,000	Lehigh Valley Health Ser B 2001 (FSA)	5.00	07/01/31	978,890
1,000	St Luke's Hospital of Bethlehem Ser 2003	5.25	08/15/23	958,470
1,750	Philadelphia Hospitals & Higher Education Facilities Authority, Chestnut Hill Hospital Ser 1992	6.375	11/15/11	1,756,737
3,750				3,694,097
	Industrial Development/Pollution Control Revenue (4.8%)
1,000	Carbon County Industrial Development Authority, Panther Creek
	Partners Refg 2000 Ser (AMT)	6.65	05/01/10	1,071,920
	Recreational Facilities Revenue (9.0%)
	Philadelphia Industrial Development Authority,
1,000	Stadium Ser B 2001 (FSA)	5.50	10/01/17	1,073,950
1,000	The Franklin Institute Ser 1998	5.20	06/15/26	943,760
2,000				2,017,710
	Transportation Facilities Revenue (4.6%)
1,000	Delaware River Port Authority, Ser 1995 (FGIC)#	5.50	01/01/26	1,037,580
	Water & Sewer Revenue (14.6%)
1,000	Allegheny County Sanitary Authority, Sewer Ser 2000 (MBIA)	5.50	12/01/24	1,050,360
1,000	Pennsylvania Finance Authority, Penn Hills Ser A 2000 (FGIC)	5.50	12/01/22	1,063,580
1,000	Philadelphia, Water & Wastewater Ser 1995 (MBIA)	6.25	08/01/11	1,162,150
3,000				3,276,090
14,750	Total Pennsylvania Tax-Exempt Municipal Bonds (Cost $14,661,244)			15,229,057

See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust — Pennsylvania Series

Portfolio of Investments May 31, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Short-Term Tax-Exempt Municipal Obligations† (31.2%)
$700	Union County Industrial Pollution Control Finance Authority, New Jersey, Exxon Corp Ser 1994 (Demand 06/01/04)	1.02*	%	07/01/33	$700,000
800	Cuyahoga County, Ohio, University Hospital of Cleveland Ser 1985 (Demand 06/01/04)	1.02	*	01/01/16	800,000
1,000	Delaware County Industrial Development Authority, Pennsylvania, United Parcel Service of America Inc Ser 1985 (Demand 06/01/04)	0.98	*	12/01/15	1,000,000
700	Geisinger Authority, Pennsylvania, Geisinger Health System Ser 2000 (Demand 06/01/04)	1.08	*	11/15/32	700,000
1,000	Lehigh County General Purpose Authority, Pennsylvania, Lehigh Valley Hospital Ser 1997 A (Ambac) (Demand 06/01/04)	1.02	*	07/01/28	1,000,000
700	Philadelphia Hospitals & Higher Education Facilities Authority, Children's Hospital of Philadelphia Ser 2002 C (MBIA) (Demand 06/01/04)	1.08	*	07/01/31	700,000
1,090	South Fork Municipal Authority, Pennsylvania, Conemaugh Health System 1998 Ser A (MBIA) (Demand 06/01/04)	1.02	*	07/01/28	1,090,000
1,000	Loudoun County Industrial Development Authority, Virginia, Howard Hughes Medical Institute Ser 2003 C	1.06	*	02/15/38	1,000,000
6,990	Total Short-Term Tax-Exempt Municipal Obligations (Cost $6,990,000)				6,990,000
$21,740	Total Investments (Cost $21,651,244) (a)			99.2%	22,219,057
	Other Assets in Excess of Liabilities			0.8	176,257
	Net Assets			100.0%	$22,395,314

AMT	Alternative Minimum Tax.
#	Joint exemption in Pennsylvania and New Jersey.
†	Non-Pennsylvania exempt obligations represent 11.2% of net assets. They are held to meet cash flow needs pending liquidation of the Series.
*	Current coupon of variable rate demand obligation.
(a)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $616,780 and the aggregate gross unrealized depreciation is $48,967, resulting in net unrealized appreciation of $567,813.
Bond Insurance:
Ambac	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.

See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust

Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (unaudited)

	ARIZONA	FLORIDA	NEW JERSEY	PENNSYLVANIA
Assets:
Investments in securities, at value*	$14,381,137	$20,704,460	$18,226,474	$22,219,057
Cash	78,477	56,368	62,927	14,720
Receivable for:
Investments sold	130,000	1,060,958	1,072,349	—
Interest	193,782	173,591	232,302	244,212
Prepaid expenses and other assets	7,502	10,631	10,256	9,392
Total Assets	14,790,898	22,006,008	19,604,308	22,487,381
Liabilities:
Payable for:
Shares of beneficial interest redeemed	71,941	110,879	11,812	54,838
Investment management fee	5,283	7,821	6,779	7,648
Dividends to shareholders	2,125	3,764	3,724	4,135
Accrued expenses and other payables	21,597	26,883	26,869	25,446
Total Liabilities	100,946	149,347	49,184	92,067
Net Assets	$14,689,952	$21,856,661	$19,555,124	$22,395,314
Composition of Net Assets:
Paid-in-capital	$14,063,304	$20,781,542	$18,794,379	$21,613,240
Accumulated undistributed net investment income	3,346	5,704	16,478	7,367
Accumulated undistributed net realized gain	289,810	537,551	182,631	206,894
Net unrealized appreciation	333,492	531,864	561,636	567,813
Net Assets	$14,689,952	$21,856,661	$19,555,124	$22,395,314
*Cost	$14,047,645	$20,172,596	$17,664,838	$21,651,244
Shares of Beneficial Interest Outstanding	1,438,201	2,117,637	1,862,976	2,101,435
Net Asset Value Per Share, (unlimited authorized shares of $.01 par value)	$10.21	$10.32	$10.50	$10.66
Maximum Offering Price Per Share, (net asset value plus 4.17% of net asset value)	$10.64	$10.75	$10.94	$11.10

See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust

Financial Statements continued

Statement of Operations

For the six months ended May 31, 2004 (unaudited)

	ARIZONA	FLORIDA	NEW JERSEY	PENNSYLVANIA
Net Investment Income:
Interest Income	$586,751	$810,570	$772,458	$772,727
Expenses
Investment management fee	45,900	61,237	55,541	56,676
Distribution fee	16,850	21,910	20,898	20,348
Professional fees	14,317	13,001	12,187	10,423
Transfer agent fees and expenses	5,637	7,333	8,700	6,967
Shareholder reports and notices	4,957	7,274	11,961	8,027
Registration fees	4,882	3,661	2,960	3,015
Custodian fees	1,558	1,623	1,469	1,450
Trustees' fees and expenses	807	1,045	1,001	949
Other	2,748	3,043	2,594	3,064
Total Expenses	97,656	120,127	117,311	110,919
Less: expense offset	(1,458)	(1,478)	(1,359)	(1,332)
Net Expenses	96,198	118,649	115,952	109,587
Net Investment Income	490,553	691,921	656,506	663,140
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	372,792	588,119	238,525	229,208
Futures contracts	(38,369)	(37,540)	(19,653)	53,600
Net Realized Gain	334,423	550,579	218,872	282,808
Net Change in Unrealized Appreciation on:
Investments	(1,230,276)	(1,629,356)	(1,018,547)	(992,593)
Futures contracts	(44,610)	(13,026)	(36,238)	(75,914)
Net Depreciation	(1,274,886)	(1,642,382)	(1,054,785)	(1,068,507)
Net Loss	(940,463)	(1,091,803)	(835,913)	(785,699)
Net Decrease	$(449,910)	$(399,882)	$(179,407)	$(122,559)

See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust

Financial Statements continued

Statement of Changes in Net Assets

	ARIZONA		FLORIDA
	FOR THE SIX MONTHS ENDED MAY 31, 2004	FOR THE YEAR ENDED NOVEMBER 30, 2003	FOR THE SIX MONTHS ENDED MAY 31, 2004	FOR THE YEAR ENDED NOVEMBER 30, 2003
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$490,553	$1,160,147	$691,921	$1,598,181
Net realized gain	334,423	98,034	550,579	190,771
Net change in unrealized appreciation	(1,274,886)	783,241	(1,642,382)	753,466
Net Increase (Decrease)	(449,910)	2,041,422	(399,882)	2,542,418
Dividends and Distributions to Shareholders from:
Net investment income	(493,371)	(1,157,632)	(694,841)	(1,646,267)
Net realized gain	(142,678)	(326,845)	(203,812)	(694,053)
Total Dividends and Distributions	(636,049)	(1,484,477)	(898,653)	(2,340,320)
Transactions in Shares of Beneficial Interest:
Net proceeds from sales	320,933	1,553,695	1,627,299	5,769,541
Reinvestment of dividends and distributions	299,668	711,758	345,641	895,502
Cost of shares redeemed	(13,353,441)	(4,560,482)	(16,440,256)	(9,871,228)
Net Decrease	(12,732,840)	(2,295,029)	(14,467,316)	(3,206,185)
Total Decrease	(13,818,799)	(1,738,084)	(15,765,851)	(3,004,087)
Net Assets:
Beginning of period	28,508,751	30,246,835	37,622,512	40,626,599
End of Period	$14,689,952	$28,508,751	$21,856,661	$37,622,512
Accumulated Undistributed Net Investment Income	$3,346	$6,164	$5,704	$8,624
Shares Issued and Redeemed:
Sold	29,904	147,557	151,172	540,451
Reinvestment of dividends and distributions	28,324	67,531	32,445	84,004
Redeemed	(1,296,743)	(434,360)	(1,578,416)	(927,084)
Net Decrease	(1,238,515)	(219,272)	(1,394,799)	(302,629)

See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust

Financial Statements continued

Statement of Changes in Net Assets continued

	NEW JERSEY		PENNSYLVANIA
	FOR THE SIX MONTHS ENDED MAY 31, 2004	FOR THE YEAR ENDED NOVEMBER 30, 2003	FOR THE SIX MONTHS ENDED MAY 31, 2004	FOR THE YEAR ENDED NOVEMBER 30, 2003
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$656,506	$1,554,317	$663,140	$1,479,235
Net realized gain	218,872	118,048	282,808	131,293
Net change in unrealized appreciation	(1,054,785)	419,841	(1,068,507)	782,835
Net Increase (Decrease)	(179,407)	2,092,206	(122,559)	2,393,363
Dividends and Distributions to Shareholders from:
Net investment income	(658,341)	(1,548,827)	(664,624)	(1,476,093)
Net realized gain	(154,720)	(318,394)	(207,254)	(254,759)
Total Dividends and Distributions	(813,061)	(1,867,221)	(871,878)	(1,730,852)
Transactions in Shares of Beneficial Interest:
Net proceeds from sales	707,433	2,976,567	669,072	2,742,433
Reinvestment of dividends and distributions	449,592	1,007,456	474,507	894,815
Cost of shares redeemed	(14,980,119)	(5,722,256)	(11,991,436)	(3,084,028)
Net Increase (Decrease)	(13,823,094)	(1,738,233)	(10,847,857)	553,220
Total Increase (Decrease)	(14,815,562)	(1,513,248)	(11,842,294)	1,215,731
Net Assets:
Beginning of period	34,370,686	35,883,934	34,237,608	33,021,877
End of Period	$19,555,124	$34,370,686	$22,395,314	$34,237,608
Accumulated Undistributed Net Investment Income	$16,478	$18,313	$7,367	$8,851
Shares Issued and Redeemed:
Sold	65,351	274,830	61,278	252,305
Reinvestment of dividends and distributions	41,771	93,226	43,577	82,375
Redeemed	(1,416,696)	(532,208)	(1,123,452)	(284,397)
Net Increase (Decrease)	(1,309,574)	(164,152)	(1,018,597)	50,283

See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust

Notes to Financial Statements May 31, 2004 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Multi-State Municipal Series Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The investment objective of each Series is to provide a high level of current income exempt from both Federal and the designated state income taxes consistent with preservation of capital.

The Fund, organized on October 29, 1990, as a Massachusetts business trust, is comprised of four separate Series (the "Series"): the Arizona Series, the Florida Series, the New Jersey Series, and the Pennsylvania Series. Each of the Series commenced operations on January 15, 1991, with the exception of the Arizona Series which commenced operations on April 30, 1991.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are

Morgan Stanley Multi-State Municipal Series Trust

Notes to Financial Statements May 31, 2004 (unaudited) continued

recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D.   Federal Income Tax Policy — It is the Fund's policy to comply individually for each Series with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

F.   Expenses — Direct expenses are charged to the respective Series and general corporate expenses are allocated on the basis of relative net assets or equally among the Series.

G.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement, each Series of the Fund pays Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), a management fee, accrued daily and payable monthly, by applying the annual rate of 0.35% to the daily net assets of each Series determined as of the close of each business day.

3.   Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, provides certain services in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses will be made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended May 31, 2004, the distribution fees were accrued at the following annual rates:

	ARIZONA	FLORIDA	NEW JERSEY	PENNSYLVANIA
Annual Rate	0.13%	0.13%	0.13%	0.13%

Morgan Stanley Multi-State Municipal Series Trust

Notes to Financial Statements May 31, 2004 (unaudited) continued

The Distributor has informed the Fund that for the six months ended May 31, 2004 it received commissions from the sale of the Fund's shares of beneficial interest as follows:

	ARIZONA	FLORIDA	NEW JERSEY	PENNSYLVANIA
Commissions	$4,590	$27,181	$22,597	$21,984

Such commissions are deducted from the proceeds of the sale of the Fund's shares and are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from the sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 2004 were as follows:

	ARIZONA	FLORIDA	NEW JERSEY	PENNSYLVANIA
Purchases	$1,634,115	$523,110	$2,996,350	$1,096,630
Sales	$19,218,664	$21,191,718	$22,756,305	$17,058,553

Included in the aforementioned transactions of the Florida Series, New Jersey Series, and Pennsylvania Series are sales with other Morgan Stanley funds of $3,772,165, $2,149,950 and $2,619,225, respectively, including net realized gains of $295,021, $165,187 and $31,717, respectively.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended May 31, 2004 included in Trustees' fees and expenses in the Statement of Operations and the accrued pension liability included in accrued expenses in the Statement of Assets and Liabilities for each of the respective Series were as follows:

	ARIZONA	FLORIDA	NEW JERSEY	PENNSYLVANIA
Aggregate Pension Costs	$635	$818	$781	$742
Accrued Pension Liability	$10,900	$13,981	$13,471	$12,549

On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts

Morgan Stanley Multi-State Municipal Series Trust

Notes to Financial Statements May 31, 2004 (unaudited) continued

credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At May 31, 2004, each of the Series had transfer agent fees and expenses payable as follows:

	ARIZONA	FLORIDA	NEW JERSEY	PENNSYLVANIA
Transfer Agent Fees and Expenses Payable	$1,570	$499	$476	$338

5.   Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

6.   Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

At November 30, 2003, each Series had temporary book/tax differences primarily attributable to book amortization on debt securities, mark-to-market of open futures contracts and dividend payable.

Morgan Stanley Multi-State Municipal Series Trust

Notes to Financial Statements May 31, 2004 (unaudited) continued

8.   Legal Matters

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and otherwise vigorously to defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

9.   Fund Liquidation

On April 22, 2004, the Board of Trustees of each Series recommended the liquidation of each Series. The liquidation is subject to the approval of each Series' shareholders at a meeting scheduled to be held on or about August 16, 2004. If approved, the liquidation will occur as soon as is reasonable and practicable.

Effective April 30, 2004, each Series ceased offering its shares and ceased accruing its distribution fee.

(This page has been left blank intentionally.)

Morgan Stanley Multi-State Municipal Series Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

YEAR ENDED NOVEMBER 30	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
ARIZONA SERIES
1999	$10.81	$0.49	$(0.75)	$(0.26)	$(0.49)	$(0.16)	$(0.65)
2000	9.90	0.49	0.22	0.71	(0.49)	—	(0.49)
2001	10.12	0.47	0.21	0.68	(0.47)	—	(0.47)
2002	10.33	0.44	0.13	0.57	(0.44)	(0.02)	(0.46)
2003	10.44	0.41	0.32	0.73	(0.41)	(0.11)	(0.52)
2004*	10.65	0.20	(0.39)	(0.19)	(0.20)	(0.05)	(0.25)
FLORIDA SERIES
1999	11.25	0.50	(0.78)	(0.28)	(0.50)	(0.37)	(0.87)
2000	10.10	0.50	0.25	0.75	(0.50)	—	(0.50)
2001	10.35	0.50	0.24	0.74	(0.50)	—	(0.50)
2002	10.59	0.47	0.09	0.56	(0.47)	(0.03)	(0.50)
2003	10.65	0.45	0.26	0.71	(0.46)	(0.19)	(0.65)
2004*	10.71	0.21	(0.33)	(0.12)	(0.21)	(0.06)	(0.27)
NEW JERSEY SERIES
1999	11.15	0.51	(0.77)	(0.26)	(0.51)	(0.16)	(0.67)
2000	10.22	0.50	0.22	0.72	(0.50)	—	(0.50)
2001	10.44	0.50	0.23	0.73	(0.50)	—	(0.50)
2002	10.67	0.49	0.08	0.57	(0.49)	—	(0.49)
2003	10.75	0.47	0.18	0.65	(0.47)	(0.10)	(0.57)
2004*	10.83	0.22	(0.28)	(0.06)	(0.22)	(0.05)	(0.27)
PENNSYLVANIA SERIES
1999	11.15	0.52	(0.84)	(0.32)	(0.52)	(0.12)	(0.64)
2000	10.19	0.52	0.27	0.79	(0.52)	—	(0.52)
2001	10.46	0.54	0.30	0.84	(0.54) ‡	—	(0.54)
2002	10.76	0.51	0.00	0.51	(0.51)	—	(0.51)
2003	10.76	0.47	0.29	0.76	(0.47)	(0.08)	(0.55)
2004*	10.97	0.22	(0.24)	(0.02)	(0.22)	(0.07)	(0.29)

*	For the six months ended May 31, 2004 (unaudited).
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
‡	Includes capital gain distribution of $0.0029.
(1)	Does not reflect the effect of expense offset of 0.01%.
(2)	Annualized.
(3)	Not annualized.

See Notes to Financial Statements

				RATIOS TO AVERAGE NET ASSETS
NET ASSET VALUE END OF PERIOD	TOTAL RETURN†		NET ASSETS END OF PERIOD (000'S)	EXPENSES (BEFORE EXPENSE OFFSET)		NET INVESTMENT INCOME		PORTFOLIO TURNOVER RATE
$9.90	(2.53)%		$36,867	0.66	%(1)	4.72%		13%
10.12	7.42		32,329	0.67	(1)	4.93		10
10.33	6.82		31,722	0.71	(1)	4.54		30
10.44	5.64		30,247	0.70	(1)	4.23		29
10.65	7.23		28,509	0.73	(1)	3.94		12
10.21	(1.83	) (3)	14,690	0.74	(1)(2)	3.74	(2)	7	(3)
10.10	(2.70)		53,555	0.64	(1)	4.69		13
10.35	7.70		47,951	0.63	(1)	4.95		4
10.59	7.23		44,211	0.65	(1)	4.69		16
10.65	5.44		40,627	0.66	(1)	4.45		22
10.71	6.84		37,623	0.68	(1)	4.17		8
10.32	(1.17	) (	21,857	0.69	(1)(2)	3.95	(2)	2	(3)
10.22	(2.44)		38,566	0.69		4.73		10
10.44	7.32		36,306	0.69	(1)	4.90		20
10.67	7.07		36,757	0.69		4.65		9
10.75	5.41		35,884	0.70	(1)	4.55		14
10.83	6.10		34,371	0.71	(1)	4.32		25
10.50	(0.66	) (	19,555	0.74	(1)(2)	4.14	(2)	10	(3)
10.19	(3.02)		49,059	0.64	(1)	4.83		6
10.46	8.03		52,041	0.64	(1)	5.07		6
10.76	8.19		35,514	0.68	(1)	5.05		11
10.76	4.83		33,022	0.71	(1)	4.74		21
10.97	7.27		34,238	0.68	(1)	4.34		27
10.66	(0.30	) (	22,395	0.69	(1)(2)	4.10	(2)	4	(3)

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2004 Morgan Stanley

37926RPT-RA04-00355P-Y05/04	MORGAN STANLEY FUNDS
Morgan Stanley Multi-State Municipal Series Trust Semiannual Report May 31, 2004

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Multi-State Municipal Series Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2004

                                       3

                                                                   EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Multi-State
     Municipal Series Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       4

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  July 20, 2004

                                                 /s/ Ronald E. Robison
                                                 Ronald E. Robison
                                                 Principal Executive Officer

                                       5

                                                                   EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

6.   I have reviewed this report on Form N-CSR of Morgan Stanley Multi-State
     Municipal Series Trust;

7.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

8.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

9.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

b)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

e)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

f)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

10.  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

c)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       6

d)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  July 20, 2004

                                                   /s/ Francis Smith
                                                   Francis Smith
                                                   Principal Financial Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Multi-State Municipal Series Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended May 31, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: July 20, 2004                              /s/ Ronald E. Robison
                                                 ---------------------
                                                 Ronald E. Robison
                                                 Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Multi-State Municipal Series Trust and will be retained by Morgan Stanley Multi-State Municipal Series Trust and furnished to the Securities and Exchange Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Multi-State Municipal Series Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended May 31, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: July 20, 2004                        /s/ Francis Smith
                                           -------------------
                                           Francis Smith
                                           Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Multi-State Municipal Series Trust and will be retained by Morgan Stanley Multi-State Municipal Series Trust and furnished to the Securities and Exchange Commission or its staff upon request.

                                       9